UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04632

The European Equity Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

The European Equity Fund, Inc.

Schedule of Investments                                                                             as of March 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 98.2%
Germany 20.3%
Aerospace & Defense 1.9%
MTU Aero Engines AG	10,000	1,682,093

Capital Markets 3.2%
Deutsche Boerse AG	20,000	2,719,875

Chemicals 2.0%
Evonik Industries AG	48,000	1,690,356

Health Care Providers & Services 2.8%
Fresenius SE & Co KGaA	32,000	2,441,887

Insurance 2.4%
Allianz SE (Registered)	9,000	2,029,578

Internet & Direct Marketing Retail 2.5%
Zalando SE 144A*	39,000	2,123,421

Personal Products 2.4%
Beiersdorf AG	18,000	2,036,660

Software 3.1%
SAP SE	26,000	2,716,457
Total Germany (Cost $14,908,082)		17,440,327

Sweden 13.6%
Commercial Services & Supplies 2.9%
Securitas AB "B"	147,000	2,487,941

Electronic Equipment, Instruments & Components 0.8%
Hexagon AB "B"	11,000	651,439

Household Products 2.4%
Essity AB "B"*	74,000	2,037,467

Machinery 6.4%
Alfa Laval AB	76,000	1,788,999
SKF AB "B"	105,000	2,137,535
Volvo AB "B"	88,000	1,599,704
		5,526,238
Oil, Gas & Consumable Fuels 1.1%
Lundin Petroleum AB	38,000	950,987
Total Sweden (Cost $10,357,768)		11,654,072

Netherlands 10.5%
Banks 2.8%
ING Groep NV	141,000	2,375,218

Beverages 3.1%
Heineken NV	25,000	2,683,602

Oil, Gas & Consumable Fuels 3.0%
Royal Dutch Shell PLC "B"	82,000	2,619,224

Semiconductors & Semiconductor Equipment 1.6%
ASML Holding NV	7,000	1,378,443
Total Netherlands (Cost $7,049,950)		9,056,487

France 10.1%
Aerospace & Defense 1.1%
Thales SA	8,000	973,253

	Shares	Value ($)
Commercial Services & Supplies 2.4%
Edenred	60,000	2,083,434

Construction & Engineering 2.3%
Vinci SA	20,000	1,964,901

Health Care Equipment & Supplies 4.3%
BioMerieux	11,500	947,407
Essilor International SA	20,000	2,695,283
		3,642,690
Total France (Cost $6,874,161)		8,664,278

Switzerland 9.6%
Building Products 2.1%
Geberit AG (Registered)	4,000	1,764,043

Capital Markets 2.4%
Partners Group Holding AG	2,841	2,105,983

Life Sciences Tools & Services 1.0%
Lonza Group AG (Registered)*	3,498	822,457

Metals & Mining 1.9%
Glencore PLC*	330,000	1,637,825

Technology Hardware, Storage & Peripherals 2.2%
Logitech International SA (Registered)	52,000	1,898,016
Total Switzerland (Cost $5,815,373)		8,228,324

Denmark 8.9%
Chemicals 3.2%
Chr Hansen Holding A/S	32,000	2,750,247

Electric Utilities 2.7%
Orsted A/S 144A	35,000	2,263,280

Pharmaceuticals 3.0%
Novo Nordisk A/S "B"	53,000	2,601,039
Total Denmark (Cost $7,017,143)		7,614,566

United Kingdom 6.4%
Metals & Mining 2.6%
Randgold Resources Ltd (ADR)	27,000	2,227,843

Trading Companies & Distributors 1.6%
Ashtead Group PLC	50,000	1,360,716

Wireless Telecommunication Services 2.2%
Vodafone Group PLC	700,000	1,907,163
Total United Kingdom (Cost $6,034,496)		5,495,722

Italy 5.4%
Banks 2.5%
Intesa Sanpaolo SpA	600,000	2,178,974

Diversified Telecommunication Services 2.9%
Telecom Italia SpA*	2,650,000	2,512,257
Total Italy (Cost $4,324,530)		4,691,231

Ireland 4.6%
Airlines 2.3%
Ryanair Holdings PLC*	100,000	1,968,590

Food Products 2.3%
Kerry Group PLC "A"	20,000	2,020,233
Total Ireland (Cost $3,291,343)		3,988,823

	Shares	Value ($)
Belgium 3.3%
Banks 3.3%
KBC Group NV (Cost $1,908,100)	33,000	2,869,591

Spain 3.3%
Banks 1.0%
Bankinter SA	84,000	863,061

Hotels, Restaurants & Leisure 2.3%
NH Hotel Group SA	248,000	1,947,047
Total Spain (Cost $2,670,661)		2,810,108

Luxembourg 2.2%
Multiline Retail 2.2%
B&M European Value Retail SA (Cost $1,684,234)	340,000	1,866,313
Total Common Stocks (Cost $71,935,841)		84,379,842

	Contracts	Value ($)
Put Options Purchased 0.3%
Exchange-Traded Index Options Contracts
Deutsche Boerse AG German Stock Index, Counterparty RBS, Expiration Date 6/15/2018, Strike Price EUR 10,000, Notional Amount EUR 50,000,000 (Cost $358,804)	1,000	246,535

	Shares	Value ($)
Cash Equivalents 0.9%
Deutsche Central Cash Management Government Fund, 1.64% (Cost $760,845) (a)	760,845	760,845

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $73,055,490)	99.4	85,387,222
Other Assets and Liabilities, Net	0.6	477,381
Net Assets	100.0	85,864,603

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of shares at 3/31/2018	Value ($) at 3/31/2018
Cash Equivalents 0.9%
Deutsche Central Cash Management Government Fund, 1.64% (a)
271,114	10,521,944	10,032,213	-	-	6,887	-	760,845	760,845
271,114	10,521,944	10,032,213	-	-	6,887	-	760,845	760,845

*		Non-income producing security.
(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A	:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR	:	American Depositary Receipt
RBS	:	The Royal Bank of Scotland Plc

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)
Germany	$17,440,327	$—	$—	$17,440,327
Sweden	11,654,072	—	—	11,654,072
Netherlands	9,056,487	—	—	9,056,487
France	8,664,278	—	—	8,664,278
Switzerland	8,228,324	—	—	8,228,324
Denmark	7,614,566	—	—	7,614,566
United Kingdom	5,495,722	—	—	5,495,722
Italy	4,691,231	—	—	4,691,231
Ireland	3,988,823	—	—	3,988,823
Belgium	2,869,591	—	—	2,869,591
Spain	2,810,108	—	—	2,810,108
Luxembourg	1,866,313	—	—	1,866,313
Short-Term Instruments (b)	760,845	—	—	760,845
Derivatives (c)
Purchased Options	246,535	—	—	246,535
Total	$85,387,222	$—	$—	$85,387,222

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.

(b) See Schedule of Investments for additional detailed categorizations.
(c) Derivatives include value of options purchased.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	May 23, 2018